Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 15, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0000063068
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2011
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNAX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNBX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNCX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNIX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNJX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNKX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNLX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNMX

MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 6 of the fund's prospectus and "Waivers of Sales Charges" on page I-12 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global New Discovery Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global New Discovery Fund		A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%
Total Annual Fund Operating Expenses		3.25%	4.00%	4.00%	3.00%	4.00%	3.50%	3.25%	3.00%
Fee Reductions and/or Expense Reimbursements	[1]	(1.75%)	(1.75%)	(1.75%)	(1.75%)	(1.75%)	(1.75%)	(1.75%)	(1.75%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.50% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.25% of the fund's average daily net assets annually for each of Class B, Class C and Class R1 shares, 1.25% of the fund's average daily net assets annually for each of Class I and Class R4 shares and 1.75% of the fund's average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global New Discovery Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
A
Class A Shares
		719	1,362
B
Class B Shares assuming redemption at end of period
		628	1,356
C
Class C Shares assuming redemption at end of period
		328	1,056
I
Class I Shares
		127	760
R1
Class R1 Shares
		228	1,056
R2
Class R2 Shares
		178	909
R3
Class R3 Shares
		153	835
R4
Class R4 Shares
		127	760

Expense Example, No Redemption MFS Global New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
B
Class B Shares assuming no redemption at end of period
		228	1,056
C
Class C Shares assuming no redemption at end of period
		228	1,056

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile than stocks of larger companies.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 14, 2011
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 6 of the fund's prospectus and "Waivers of Sales Charges" on page I-12 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile than stocks of larger companies.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
MFS Global New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,362
MFS Global New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
MFS Global New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
MFS Global New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760
MFS Global New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,056
MFS Global New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	909
MFS Global New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	835
MFS Global New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.50% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.25% of the fund's average daily net assets annually for each of Class B, Class C and Class R1 shares, 1.25% of the fund's average daily net assets annually for each of Class I and Class R4 shares and 1.75% of the fund's average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012.